STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Grants for the Year	The following grant was made in accordance with the terms of 2010 Share Incentive Plan for the year indicated.
Grant Date	Restricted Shares	Grant Price
October 1, 2012	2,100,000	$1.78

Schedule of Share-Based Compensation Expense	The amount of compensation expense recognized is reflected in the table below for the years indicated
	2012	2011

Compensation expense	$3,705,109	$-

Summary of Stock Option Activity Under Stock Option and Incentive Plans

A summary of restricted stock activity under the 2010 share incentive plan for the year ended December 31, 2012 is as follows:

	Number of Shares	Weighted Average Grant Price and Fair Value
Non-vested, December 31, 2011	-	-
Shares granted	2,100,000	1.78
Vested shares	(400,000)	1.78
Non-vested, December 31, 2012	1,700,000	1.78

Schedule of Treasury Stock
	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly Announced Plans or Programs	Amount Paid	Approximately Dollar value of shares that may yet be purchased under the Plans or Programs
					$10,000,000
1 May 2011 - 31 May 2011	309,490	4.5990	309,490	1,423,340	8,576,660
1 June 2011 - 30 June 2011	470,783	3.3070	780,273	1,556,886	7,019,773
1 July 2011 - 31 July 2011	183,070	4.0321	963,343	738,154	6,281,619
1 August 2011 - 31 August 2011	117,280	3.8038	1,080,623	446,107	5,835,512
1 September 2011 - 31 September 2011	42,129	3.6860	1,122,752	155,289	5,680,223
1 December 2011 - 31 December 2011	54,146	3.6877	1,176,898	196,967	5,483,256
1 May 2012 - 31 May 2012	48,238	2.6422	1,225,136	127,455	5,355,801
1 June 2012 - 30 June 2012	197,965	2.2429	1,423,101	444,041	4,911,760
1 August 2012 - 31 August 2012	59,369	1.7733	1,482,470	105,277	4,806,483
1 September 2012 - 30 September 2012	227,628	2.0377	1,710,098	463,838	4,342,645
1 December 2012 - 31 December 2012	261,831	1.5814	1,971,929	414,063	3,928,582
	1,971,929			6,071,418
Less: Retirement of treasury stock	(1,710,098)
	261,831

Schedule of Assumptions of Warrants

A summary of all warrants outstanding as of December 31, 2012 and 2011 and actions relating thereto during the years then ended is presented below:

	2012	2011

Expected volatility	63.00%	60.00%
Expected term (in years)	1.9	2.9
Risk free rate	0.25%	0.36%

Summary of Warrants Activity

A summary of all warrants outstanding as of December 31, 2012 is presented below:

	Warrants	Exercise Price	Terms

Balance as of December 31, 2010	15,191,108
Exercised	(13,294,775)	5.00	-
Expired	(1,752,333)
Balance as of December 31, 2011	144,000	$6.00	2.9 years
Granted	-
Exercised	-
Expired	-

Outstanding as of December 31, 2012	144,000	$6.00	1.9 years

Schedule of Retained Earnings

Retained earnings as of December 31, 2012 and 2011 consist of the following:

	2012	2011

Retained earnings	$151,890,125	$128,896,723
Statutory surplus reserves	11,385,921	8,246,235
	$163,276,046	$137,142,958

Schedule of Statutory Reserves

A supplemental information of the movement of statutory surplus reserves and registered capital of Henan Green as of December 31, 2012 and 2011 are as follow:

	Statutory surplus	Registered	Percentage
	reserves	capital	reached

At December 31, 2011	$8,246,235	$83,603,944	10%
Statutory surplus reserves transferred from net profits	3,139,686	-	14%
At December 31, 2012	$11,385,921	$83,603,944